Label	Element	Value
First Investors Life Series Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by a participating insurance company.  This table does not reflect the fees and expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  For information regarding those fees and expenses, please refer to the applicable variable annuity contract or life insurance policy prospectus.  If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The table below does not include the fees or expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  If they were included, the expenses shown in the table below would be higher.  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”).

The Fund may invest in all types of U.S. Government Securities, including (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities backed by the full faith and credit of the U.S. Government, such as mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), and (c) securities issued or guaranteed by agencies or instrumentalities sponsored by Congress but are not guaranteed by the U.S. Government and are backed solely by the credit of the issuing agency or instrumentality or the right to borrow from the U.S. Treasury, such as mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”).  To a lesser extent, the Fund may invest in municipal securities and non-government investment grade debt securities rated AA or above by S&P Global Ratings or Aa2 or above by Moody’s Investors Service, Inc.  The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

The Fund uses a “top-down” approach in making investment decisions based on its assessment of interest rates, economic and market conditions, and the relative values of different types of U.S. Government securities.  In selecting investments, the Fund considers, among other factors, maturity, yield, relative value and, in the case of mortgage-backed securities, coupon and weighted average maturity.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.  The Fund may engage in frequent trading which may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  While the Fund invests in obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, your investment in the Fund is not insured or guaranteed by the U.S. Government.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Call Risk.  When interest rates fall, a callable bond issuer may “call” or repay the security before its maturity and cause the Fund’s income to decline.

Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

High Portfolio Turnover and Frequent Trading Risk.  High portfolio turnover could increase the Fund’s transaction costs, and negatively impact performance.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  Certain securities, such as municipal securities, may be difficult or impossible to sell at a favorable time or price.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Certain conditions can threaten a municipality’s ability to raise taxes or collect revenue.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their mortgages and the mortgages that back mortgage-backed securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their mortgages less quickly, which will generally increase the Fund’s sensitivity to interest rates and potential for price declines.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 3.83% (for the quarter ended December 31, 2008) and the lowest quarterly return was -2.74% (for the quarter ended December 31, 2016).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 3.83% (for the quarter ended December 31, 2008)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -2.74% (for the quarter ended December 31, 2016)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
First Investors Life Series Government Fund | Citigroup U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.34%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	3.52%
First Investors Life Series Government Fund | First Investors Life Series Government Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2008	rr_AnnualReturn2008	6.93%
Annual Return 2009	rr_AnnualReturn2009	4.28%
Annual Return 2010	rr_AnnualReturn2010	4.82%
Annual Return 2011	rr_AnnualReturn2011	5.41%
Annual Return 2012	rr_AnnualReturn2012	1.95%
Annual Return 2013	rr_AnnualReturn2013	(2.47%)
Annual Return 2014	rr_AnnualReturn2014	3.14%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.48%
Annual Return 2017	rr_AnnualReturn2017	1.53%
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	2.58%